Fair Value Disclosures (Details) - USD ($)	Dec. 31, 2015	Dec. 31, 2014
Financial Assets
Transfers from level 1 to level 2 financial assets	$ 0	$ 0
Level 1
Financial Liabilities
Liabilities related to separate accounts		42,941,000
Level 2
Financial Liabilities
Liabilities related to separate accounts		0
Level 3
Financial Liabilities
Liabilities related to separate accounts		255,472,000
Recurring basis | Level 1
Financial Assets
Total financial assets	1,681,104,000	1,737,844,000
Financial Liabilities
Liabilities related to separate accounts	1,535,267,000	1,645,964,000
Recurring basis | Level 1 | Fixed maturity securities | United States Government and government agencies and authorities
Financial Assets
Total financial assets	0	0
Recurring basis | Level 1 | Fixed maturity securities | States, municipalities and political subdivisions
Financial Assets
Total financial assets	0	0
Recurring basis | Level 1 | Fixed maturity securities | Foreign governments
Financial Assets
Total financial assets	0	0
Recurring basis | Level 1 | Fixed maturity securities | Asset-backed
Financial Assets
Total financial assets	0	0
Recurring basis | Level 1 | Fixed maturity securities | Commercial mortgage-backed
Financial Assets
Total financial assets	0	0
Recurring basis | Level 1 | Fixed maturity securities | Residential mortgage-backed
Financial Assets
Total financial assets	0	0
Recurring basis | Level 1 | Fixed maturity securities | Corporate
Financial Assets
Total financial assets	0	0
Recurring basis | Level 1 | Equity securities | Common Stock
Financial Assets
Total financial assets	453,000	414,000
Recurring basis | Level 1 | Equity securities | Non-redeemable preferred stocks
Financial Assets
Total financial assets	0	0
Recurring basis | Level 1 | Short-term investments
Financial Assets
Total financial assets	90,497,000	61,150,000
Recurring basis | Level 1 | Collateral held/pledged under securities agreements
Financial Assets
Total financial assets		30,315,000
Recurring basis | Level 1 | Cash equivalents
Financial Assets
Total financial assets	54,887,000	1,000
Recurring basis | Level 1 | Other assets
Financial Assets
Total financial assets	0	0
Recurring basis | Level 1 | Assets held in separate accounts
Financial Assets
Total financial assets	1,535,267,000	1,645,964,000
Recurring basis | Level 2
Financial Assets
Total financial assets	2,636,937,000	2,834,748,000
Financial Liabilities
Liabilities related to separate accounts	60,238,000	37,775,000
Recurring basis | Level 2 | Fixed maturity securities | United States Government and government agencies and authorities
Financial Assets
Total financial assets	2,053,000	19,475,000
Recurring basis | Level 2 | Fixed maturity securities | States, municipalities and political subdivisions
Financial Assets
Total financial assets	38,740,000	45,788,000
Recurring basis | Level 2 | Fixed maturity securities | Foreign governments
Financial Assets
Total financial assets	17,211,000	21,824,000
Recurring basis | Level 2 | Fixed maturity securities | Asset-backed
Financial Assets
Total financial assets	612,000	734,000
Recurring basis | Level 2 | Fixed maturity securities | Commercial mortgage-backed
Financial Assets
Total financial assets	977,000	3,694,000
Recurring basis | Level 2 | Fixed maturity securities | Residential mortgage-backed
Financial Assets
Total financial assets	70,950,000	72,026,000
Recurring basis | Level 2 | Fixed maturity securities | Corporate
Financial Assets
Total financial assets	2,289,652,000	2,492,920,000
Recurring basis | Level 2 | Equity securities | Common Stock
Financial Assets
Total financial assets	0	0
Recurring basis | Level 2 | Equity securities | Non-redeemable preferred stocks
Financial Assets
Total financial assets	156,504,000	134,332,000
Recurring basis | Level 2 | Short-term investments
Financial Assets
Total financial assets	0	2,954,000
Recurring basis | Level 2 | Collateral held/pledged under securities agreements
Financial Assets
Total financial assets		3,226,000
Recurring basis | Level 2 | Cash equivalents
Financial Assets
Total financial assets	0	0
Recurring basis | Level 2 | Other assets
Financial Assets
Total financial assets	0	0
Recurring basis | Level 2 | Assets held in separate accounts
Financial Assets
Total financial assets	60,238,000	37,775,000
Recurring basis | Level 3
Financial Assets
Total financial assets	28,249,000	23,919,000
Financial Liabilities
Liabilities related to separate accounts	0	0
Recurring basis | Level 3 | Fixed maturity securities | United States Government and government agencies and authorities
Financial Assets
Total financial assets	0	0
Recurring basis | Level 3 | Fixed maturity securities | States, municipalities and political subdivisions
Financial Assets
Total financial assets	0	0
Recurring basis | Level 3 | Fixed maturity securities | Foreign governments
Financial Assets
Total financial assets	0	0
Recurring basis | Level 3 | Fixed maturity securities | Asset-backed
Financial Assets
Total financial assets	0	0
Recurring basis | Level 3 | Fixed maturity securities | Commercial mortgage-backed
Financial Assets
Total financial assets	102,000	202,000
Recurring basis | Level 3 | Fixed maturity securities | Residential mortgage-backed
Financial Assets
Total financial assets	0	0
Recurring basis | Level 3 | Fixed maturity securities | Corporate
Financial Assets
Total financial assets	26,624,000	22,025,000
Recurring basis | Level 3 | Equity securities | Common Stock
Financial Assets
Total financial assets	0	0
Recurring basis | Level 3 | Equity securities | Non-redeemable preferred stocks
Financial Assets
Total financial assets	1,125,000	1,000,000
Recurring basis | Level 3 | Short-term investments
Financial Assets
Total financial assets	0	0
Recurring basis | Level 3 | Collateral held/pledged under securities agreements
Financial Assets
Total financial assets		0
Recurring basis | Level 3 | Cash equivalents
Financial Assets
Total financial assets	0	0
Recurring basis | Level 3 | Other assets
Financial Assets
Total financial assets	398,000	692,000
Recurring basis | Level 3 | Assets held in separate accounts
Financial Assets
Total financial assets	0	0
Total
Financial Liabilities
Liabilities related to separate accounts		298,413,000
Total | Recurring basis
Financial Assets
Total financial assets	4,346,290,000	4,596,511,000
Financial Liabilities
Liabilities related to separate accounts	1,595,505,000	1,683,739,000
Total | Recurring basis | Fixed maturity securities | United States Government and government agencies and authorities
Financial Assets
Total financial assets	2,053,000	19,475,000
Total | Recurring basis | Fixed maturity securities | States, municipalities and political subdivisions
Financial Assets
Total financial assets	38,740,000	45,788,000
Total | Recurring basis | Fixed maturity securities | Foreign governments
Financial Assets
Total financial assets	17,211,000	21,824,000
Total | Recurring basis | Fixed maturity securities | Asset-backed
Financial Assets
Total financial assets	612,000	734,000
Total | Recurring basis | Fixed maturity securities | Commercial mortgage-backed
Financial Assets
Total financial assets	1,079,000	3,896,000
Total | Recurring basis | Fixed maturity securities | Residential mortgage-backed
Financial Assets
Total financial assets	70,950,000	72,026,000
Total | Recurring basis | Fixed maturity securities | Corporate
Financial Assets
Total financial assets	2,316,276,000	2,514,945,000
Total | Recurring basis | Equity securities | Common Stock
Financial Assets
Total financial assets	453,000	414,000
Total | Recurring basis | Equity securities | Non-redeemable preferred stocks
Financial Assets
Total financial assets	157,629,000	135,332,000
Total | Recurring basis | Short-term investments
Financial Assets
Total financial assets	90,497,000	64,104,000
Total | Recurring basis | Collateral held/pledged under securities agreements
Financial Assets
Total financial assets		33,541,000
Total | Recurring basis | Cash equivalents
Financial Assets
Total financial assets	54,887,000	1,000
Total | Recurring basis | Other assets
Financial Assets
Total financial assets	398,000	692,000
Total | Recurring basis | Assets held in separate accounts
Financial Assets
Total financial assets	$ 1,595,505,000	$ 1,683,739,000